Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions
	3 Months Ended				9 Months Ended
	Dec. 31, 2020 JPY (¥) Property		Dec. 31, 2019 JPY (¥) Property		Dec. 31, 2020 JPY (¥) Property		Dec. 31, 2019 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 8		¥ 518		¥ 591		¥ 554
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 0		¥ 509		¥ 0		¥ 529
Write-downs due to decline estimated future cash flows, number of properties | Property	0		1		0		2
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount					¥ 64		¥ 0
Write-downs due to decline estimated future cash flows, number of properties | Property					2		0
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount					¥ 17		¥ 0
Write-downs due to decline estimated future cash flows, number of properties | Property					1		0
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 8	[1]	¥ 9	[1]	¥ 510	[2]	¥ 25	[2]

[1]	For “Others,” the number of properties is omitted.
[2]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended December 31, 2020, include a write-down of ¥433 million of two hotels.